SUPPLEMENT DATED MAY 2, 2011
TO
PROSPECTUSES DATED MAY 1, 2006
FOR COLUMBIA ALL-STAR, COLUMBIA ALL-STAR EXTRA,
COLUMBIA ALL-STAR FREEDOM, AND COLUMBIA ALL-STAR TRADITIONS

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

This supplement contains information about the Columbia Funds that are available under your Contract.

On February 15, 2011, shareholders approved the merger of the following Columbia Funds Variable Insurance Trust funds (each an “Acquired Fund”) into the corresponding acquiring fund (each, an “Acquiring Fund”) after the close of business April 29, 2011:

Acquired Fund	Acquiring Fund
Columbia Federal Securities Fund, Variable Series, Class A	RiverSource Variable Portfolio – Short Duration U.S. Government Fund, Class 1
Columbia Federal Securities Fund, Variable Series, Class B	RiverSource Variable Portfolio – Short Duration U.S. Government Fund, Class 2
Columbia Mid Cap Value Fund, Variable Series, Class B	RiverSource Variable Portfolio – Mid Cap Value Fund, Class 1
Columbia Large Cap Value Fund, Variable Series, Class B	RiverSource Variable Portfolio – Diversified Equity Income Fund, Class 2
Columbia S&P 500 Index Fund, Variable Series, Class B	RiverSource Variable Portfolio – S&P 500 Index Fund, Class 2
Columbia Large Cap Growth Fund, Variable Series, Class B	Seligman Variable Portfolio – Growth Fund, Class 2

Columbia Federal Securities Fund, Variable Series, Columbia Mid Cap Value Fund, Variable Series, Columbia Large Cap Value Fund, Variable Series, Columbia S&P 500 Index Fund, Variable Series, and Columbia Large Cap Growth Fund, Variable Series are no longer available for investment and all references to the funds are hereby deleted from the prospectus.

Effective immediately, the names of the Acquiring Funds have been changed from:

Old Name	to	New Name
RiverSource Variable Portfolio – Short Duration U.S. Government Fund, Class 1		Columbia Variable Portfolio – Short Duration U.S. Government Fund, Class 1
RiverSource Variable Portfolio – Short Duration U.S. Government Fund, Class 2		Columbia Variable Portfolio – Short Duration U.S. Government Fund, Class 2
RiverSource Variable Portfolio – Mid Cap Value Fund, Class 1		Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1
RiverSource Variable Portfolio – Diversified Equity Income Fund, Class 2		Columbia Variable Portfolio – Diversified Equity Income Fund, Class 2
RiverSource Variable Portfolio – S&P 500 Index Fund, Class 2		Columbia Variable Portfolio – S&P 500 Index Fund, Class 2
Seligman Variable Portfolio – Growth Fund, Class 2		Columbia Variable Portfolio – Large Cap Growth Fund, Class 2

All Star (US) 5/2011

Also effective immediately, the name and class of the following Columbia Funds available under your Contract have also been changed from:

Old Name	to	New Name
Columbia Money Market Fund, Variable Series, Class A		Columbia Variable Portfolio – Money Market Fund, Class 1
Columbia Asset Allocation Fund, Variable Series, Class B		Columbia Variable Portfolio – Asset Allocation Fund, Class 2
Columbia Strategic Income Fund, Variable Series, Class B		Columbia Variable Portfolio – Strategic Income Fund, Class 2
Columbia High Yield Fund, Variable Series, Class B		Columbia Variable Portfolio – High Income Fund, Class 2

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

All Star (US) 5/2011